Acquisitions of Subsidiaries (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 20, 2012	Dec. 31, 2014	Apr. 20, 2012
Purchase price was allocated as follows:
Number of significant acquisitions of non-controlling interests		3
CRIC
Purchase price was allocated as follows:
Number of ADS shares to be issued for each share of acquiree	0.6		0.6
Cash paid for each share of acquiree	$ 1.75		$ 1.75
Consideration in cash	$ 113,124,632
Consideration in shares	38,785,588
Total consideration
Cash	113,124,632
Fair value of E-House ordinary shares issued	252,106,323
Replacement of CRIC share options	31,897,646
Total consideration	397,128,601
E-House replacement share options and restricted shares issued in connection with the Merger	54,787,620		54,787,620
Purchase price allocation
Non-controlling interest	254,656,627		254,656,627
Accumulated other comprehensive income	(6,989,208)		(6,989,208)
Additional paid-in capital	149,461,182		149,461,182
Total consideration	397,128,601
Gain or loss recognized in consolidated net income		$ 0